CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME [Abstract]
NET REVENUES	$ 47,103	$ 64,975	$ 37,867
COST OF REVENUES	(18,316)	(32,110)	(19,815)
GROSS PROFIT	28,787	32,865	18,052
OPERATING EXPENSES:
Research and development - net	(5,986)	(5,947)	(4,611)
Selling and marketing	(8,034)	(6,725)	(5,191)
General and administrative	(7,475)	(8,434)	(2,935)
TOTAL OPERATING EXPENSES	(21,495)	(21,106)	(12,737)
OPERATING INCOME	7,292	11,759	5,315
FINANCIAL INCOME (EXPENSES) - net	499	(531)	(539)
INCOME BEFORE TAXES ON INCOME	7,791	11,228	4,776
TAXES ON INCOME	(406)	(324)	(180)
SHARE IN PROFITS OF EQUITY INVESTEES	453	491	186
NET INCOME	7,838	11,395	4,782
OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized loss on marketable securities	(125)
Currency translation adjustments on equity investees	(202)	11	14
Changes in unrealized gains or losses in respect of derivative instruments designated for cash flow hedge	328	171	92
TOTAL COMPREHENSIVE INCOME	$ 7,839	$ 11,577	$ 4,888
EARNINGS PER SHARE:
Basic	$ 0.36	$ 0.66	$ 0.33
Diluted	$ 0.34	$ 0.53	$ 0.28
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER SHARE:
Basic	21,902,057	7,544,387	2,996,624
Diluted	23,210,573	9,286,456	3,461,877